INCOME TAXES	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
INCOME TAXES
Income taxes are recognized for the amount of taxes payable for the current year and for the impact of deferred tax assets and liabilities, which represent future tax consequences of events that have been recognized differently in the financial statements than for tax purposes. Deferred tax assets and liabilities are established using the enacted statutory tax rates and are adjusted for any changes in such rates in the period of change.
On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "U.S. Tax Act"). The U.S. Tax Act significantly revises the future ongoing U.S. corporate income tax by, among other things, lowering the U.S. corporate income tax rates and implementing a hybrid territorial tax system. As the Company has a June 30 fiscal year-end, the lower corporate income tax rate was phased in, resulting in a U.S. statutory federal rate of approximately 28% for our fiscal year ended June 30, 2018, and 21% for subsequent fiscal years. However, the U.S. Tax Act eliminates the domestic manufacturing deduction and moves to a hybrid territorial system, which also largely eliminates the ability to credit certain foreign taxes that existed prior to enactment of the U.S. Tax Act.
There are also certain transitional impacts of the U.S. Tax Act. As part of the transition to the new hybrid territorial tax system, the U.S. Tax Act imposed a one-time repatriation tax on deemed repatriation of historical earnings of foreign subsidiaries. In addition, the reduction of the U.S. corporate tax rate caused us to adjust our U.S. deferred tax assets and liabilities to the lower federal base rate of 21%. These transitional impacts resulted in a provisional net charge of $602 for the fiscal year ended June 30, 2018, comprised of an estimated repatriation tax charge of $3.8 billion (comprised of U.S. repatriation taxes and foreign withholding taxes) and an estimated net deferred tax benefit of $3.2 billion.
The changes included in the U.S. Tax Act are broad and complex. The final transitional impacts of the U.S. Tax Act may differ from the above estimate, possibly materially, due to, among other things, changes in interpretations of the U.S. Tax Act, any legislative action to address questions that arise because of the U.S. Tax Act, or any updates or changes to estimates the Company has utilized to calculate the transitional impacts, which we expect to finalize when we complete our tax return for fiscal 2018. The SEC has issued rules that would allow for a measurement period of up to one year after the enactment date of the U.S. Tax Act to finalize the recording of the related tax impacts. We currently anticipate finalizing and recording any resulting adjustments within the one-year time period provided by the SEC.
Earnings from continuing operations before income taxes consisted of the following:

Years ended June 30	2018	2017	2016
United States	$9,277	$9,031	$8,788
International	4,049	4,226	4,581
TOTAL	$13,326	$13,257	$13,369

Income taxes on continuing operations consisted of the following:

Years ended June 30	2018	2017	2016
CURRENT TAX EXPENSE
U.S. federal	$3,965	$1,531	$1,673
International	1,131	1,243	1,483
U.S. state and local	213	241	224
	5,309	3,015	3,380
DEFERRED TAX EXPENSE
U.S. federal	(1,989)	28	33
International and other	145	20	(71)
	(1,844)	48	(38)
TOTAL TAX EXPENSE	$3,465	$3,063	$3,342

A reconciliation of the U.S. federal statutory income tax rate to our actual income tax rate on continuing operations is provided below:

Years ended June 30	2018	2017	2016
U.S. federal statutory income tax rate	28.1%	35.0%	35.0%
Country mix impacts of foreign operations	(4.7)%	(6.8)%	(9.1)%
Changes in uncertain tax positions	(0.3)%	(2.0)%	(0.5)%
Excess tax benefits from the exercise of stock options	(0.4)%	(1.3)%	—%
Net transitional impact of U.S. Tax Act	4.5%	—%	—%
Other	(1.2)%	(1.8)%	(0.4)%
EFFECTIVE INCOME TAX RATE	26.0%	23.1%	25.0%

Country mix impacts of foreign operations includes the effects of foreign subsidiaries' earnings taxed at rates other than the U.S. statutory rate, the U.S. tax impacts of non-U.S. earnings repatriation and any net impacts of intercompany transactions. Changes in uncertain tax positions represent changes in our net liability related to prior year tax positions. Excess tax benefits from the exercise of stock options reflect the impact of adopting ASU 2016-09, "Stock Compensation (Topic 718): Improvements to Employee-Share-Based Payment Accounting)."
Tax benefits charged to shareholders' equity totaled $342 for the year ended June 30, 2018. This primarily relates to the tax effects of Net Investment hedges, partially offset by the impact of certain adjustments to pension obligations recorded in stockholders' equity. Tax costs credited to shareholders' equity totaled $333 for the year ended June 30, 2017. This primarily relates to the impact of certain adjustments to pension obligations recorded in stockholders' equity, partially offset by the tax effects of Net Investment hedges.
Prior to the passage of the U.S. Tax Act, the Company asserted that substantially all of the undistributed earnings of its foreign subsidiaries were considered indefinitely invested and accordingly, no deferred taxes were provided. Pursuant to the provisions of the U.S. Tax Act, these earnings were subjected to a one-time transition tax, for which a provisional charge has been recorded. This charge included provisional taxes for all U.S. income taxes and for the related foreign withholding taxes for the portion of those earnings which are no longer considered indefinitely invested. We have not provided deferred foreign withholding taxes on approximately $33 billion of earnings that are considered permanently reinvested.
A reconciliation of the beginning and ending liability for uncertain tax positions is as follows:

Years ended June 30	2018	2017	2016
BEGINNING OF YEAR	$465	$857	$1,096
Increases in tax positions for prior years	26	87	124
Decreases in tax positions for prior years	(38)	(147)	(97)
Increases in tax positions for current year	87	75	97
Settlements with taxing authorities	(45)	(381)	(301)
Lapse in statute of limitations	(20)	(22)	(39)
Currency translation	(5)	(4)	(23)
END OF YEAR	$470	$465	$857

Included in the total liability for uncertain tax positions at June 30, 2018, is $251 that, depending on the ultimate resolution, could impact the effective tax rate in future periods.
The Company is present in approximately 70 countries and over 150 taxable jurisdictions and, at any point in time, has 40-50 jurisdictional audits underway at various stages of completion. We evaluate our tax positions and establish liabilities for uncertain tax positions that may be challenged by local authorities and may not be fully sustained, despite our belief that the underlying tax positions are fully supportable. Uncertain tax positions are reviewed on an ongoing basis and are adjusted in light of changing facts and circumstances, including progress of tax audits, developments in case law and the closing of statutes of limitation. Such adjustments are reflected in the tax provision as appropriate. We have tax years open ranging from 2008 and forward. We are generally not able to reliably estimate the ultimate settlement amounts until the close of the audit. While we do not expect material changes, it is possible that the amount of unrecognized benefit with respect to our uncertain tax positions could increase or decrease within the next 12 months. At this time, we are not able to make a reasonable estimate of the range of impact on the balance of uncertain tax positions or the impact on the effective tax rate related to any such changes.
We recognize the additional accrual of any possible related interest and penalties relating to the underlying uncertain tax position in income tax expense. As of June 30, 2018, 2017 and 2016, we had accrued interest of $99, $100 and $323 and accrued penalties of $15, $20 and $20, respectively, which are not included in the above table. During the fiscal years ended June 30, 2018, 2017 and 2016, we recognized $(22), $62 and $2 in interest benefit/(expense) and $(5), $0 and $(2) in penalties benefit/(expense), respectively. The net benefits recognized resulted primarily from the favorable resolution of tax positions for prior years.
Deferred income tax assets and liabilities were comprised of the following:

As of June 30	2018	2017
DEFERRED TAX ASSETS
Pension and postretirement benefits	$1,478	$1,775
Loss and other carryforwards	1,067	1,516
Stock-based compensation	476	732
Fixed assets	223	212
Accrued marketing and promotion	223	210
Unrealized loss on financial and foreign exchange transactions	61	259
Inventory	35	75
Accrued interest and taxes	17	30
Advance payments	4	121
Other	699	709
Valuation allowances	(457)	(505)
TOTAL	$3,826	$5,134

DEFERRED TAX LIABILITIES
Goodwill and intangible assets	$6,168	$9,403
Fixed assets	1,276	1,495
Foreign withholding tax on earnings to be repatriated	244	—
Unrealized gain on financial and foreign exchange transactions	169	314
Other	161	26
TOTAL	$8,018	$11,238

Net operating loss carryforwards were $3.5 billion and $3.3 billion at June 30, 2018 and 2017, respectively. If unused, $1.2 billion will expire between 2018 and 2037. The remainder, totaling $2.3 billion at June 30, 2018, may be carried forward indefinitely.